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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Ultra Short Bond Fund, for the year ended December 31, 2003. This 1 series has a 6/30 fiscal year end.

Date of reporting period: December 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Bond Fund

Evergreen Ultra Short Bond Fund: Semiannual Report as of December 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Ultra Short Bond Fund, which covers the six-month period ended December 31, 2003.

The past six months have reinforced the need for diversification and a long-term outlook perspective on the part of investors. We believe the recent performance in the fixed income and money markets provides a good example of the importance of these investment disciplines. The investment period began as investors in the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For many investors, even the "conservative portion" of their investment portfolios had become fraught with uncertainty.

This uncertainty was heightened by the volatility in interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a

LETTER TO SHAREHOLDERS continued

low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the challenging financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected collective deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the fourth quarter as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will play a significant role in the successful performance of investment portfolios. Those investors who

LETTER TO SHAREHOLDERS continued

include a variety of fixed income securities within their long-term investment strategies have the potential to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of December 31, 2003

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

6-month return with sales charge	-1.92%	-3.95%	0.05%	N/A

6-month return w/o sales charge	1.40%	1.04%	1.04%	1.55%

Since portfolio inception	-1.20%	-3.25%	0.75%	2.34%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of December 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2003	Year Ended
CLASS A	(unaudited)	June 30, 2003[1]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.16	0.02
Net realized and unrealized gains or losses on securities	-0.02	0.05
Total from investment operations	0.14	0.07
Distributions to shareholders from
Net investment income	-0.16	-0.02
Net asset value, end of period	$10.03	$10.05
Total return[2]	1.40%	0.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$121,315	$17,872
Ratios to average net assets
Expenses[3]	0.89%[4]	0.32%[4]
Net investment income	3.11%[4]	2.76%[4]
Portfolio turnover rate	18%	0%

[1]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2003	Year Ended
CLASS B	(unaudited)	June 30, 2003[1]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.13	0.02
Net realized and unrealized gains or losses on securities	-0.02	0.05
Total from investment operations	0.11	0.07
Distributions to shareholders from
Net investment income	-0.13	-0.02
Net asset value, end of period	$10.03	$10.05
Total return[2]	1.04%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,577	$3,213
Ratios to average net assets
Expenses[3]	1.60%[4]	1.12%[4]
Net investment income	2.42%[4]	1.76%[4]
Portfolio turnover rate	18%	0%

[1]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[2]   Excluding applicable sales charge

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2003	Year Ended
CLASS C	(unaudited)	June 30, 2003[1]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.13	0.02
Net realized and unrealized gains or losses on securities	-0.02	0.05
Total from investment operations	0.11	0.07
Distributions to shareholders from
Net investment income	-0.13	-0.02
Net asset value, end of period	$10.03	$10.05
Total return[2]	1.04%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$126,219	$17,820
Ratios to average net assets
Expenses[3]	1.59%[4]	1.02%[4]
Net investment income	2.41%[4]	2.09%[4]
Portfolio turnover rate	18%	0%

[1]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31, 2003	Year Ended
CLASS I	(unaudited)	June 30, 2003[1]
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations
Net investment income	0.18	0.03
Net realized and unrealized gains or losses on securities	-0.02	0.05
Total from investment operations	0.16	0.08
Distributions to shareholders from
Net investment income	-0.18	-0.03
Net asset value, end of period	$10.03	$10.05
Total return	1.55%	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$115,848	$2,343
Ratios to average net assets
Expenses[2]	0.59%[3]	0.07%[3]
Net investment income	3.46%[3]	2.95%[3]
Portfolio turnover rate	18%	0%

[1]   For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.5%
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A-5, 7.08%, 12/15/2028	AAA	$ 986,364	$ 1,047,914
Equivantage Home Equity Loan Trust, Ser. 1997-4, Class A-3, 7.045%, 12/25/2028	AAA	821,864	861,633
Total Asset-Backed Securities			1,909,547
COLLATERALIZED MORTGAGE OBLIGATIONS 88.8%
ABN AMRO Mortgage Corp., Ser. 2003-3, Class A 13, 5.00%, 02/25/2033	Aaa	2,946,198	2,997,224
Bank of America Mortgage Securities, Inc.:
Ser. 1998-7, Class B5, 6.25%, 08/25/2028 144A	NA	750,104	749,134
Ser. 2001-12, Class 2B2, 6.50%, 01/25/2032	A	1,154,485	1,179,309
Bank of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%, 10/11/2033 144A	AAA	500,000	520,836
Bear Stearns Mortgage Trust, Ser. 2001-1, Class A5, 6.74%, 12/25/2040	AAA	87,078	87,100
Bear Stearns Trust, Ser. 2003-5, Class 42A2, 4.54%, 12/25/2033 (h)	AAA	6,418,080	6,454,481
Cendant Mortgage Corp.:
Ser. 1999-8, Class B1, 6.25%, 09/18/2029 144A (h)	NA	604,792	620,668
Ser. 1999-8, Class M1, 6.25%, 09/18/2029 (h)	NA	1,259,983	1,275,024
Commerce 2000, Ser. 2000-FL1A, Class H, 2.43%, 12/16/2011 144A	A+	2,367,096	2,369,405
Commerce 2003:
Ser. 2003-FL9, Class E, 2.12%, 11/15/2015 144A (h)	A+	8,000,000	8,005,000
Ser. 2003-FL9, Class F, 2.17%, 11/15/2015 144A (h)	NA	12,000,000	12,007,500
Countrywide Alternative Loan Trust, Ser. 2002-18, Class M, 6.00%, 02/25/2033	AA	4,774,830	4,855,405
Countrywide Funding Corp.:
Ser. 1993-13, Class B1, 6.375%, 02/25/2024	Baa3	90,632	91,105
Ser. 2002-28, Class M, 6.50%, 10/25/2032	AA	393,238	412,958
Countrywide Home Loans:
Ser. 2001-28, Class 1A3, 5.00%, 01/25/2032	Aaa	1,598,456	1,604,548
Ser. 2002-7, Class M, 5.44%, 05/19/2032	AA	685,235	696,343
Ser. 2002-18, Class A10, 5.50%, 11/25/2032	AAA	562,110	567,327
Ser. 2002-22, Class M, 6.25%, 10/25/2032	NA	2,958,210	3,040,930
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2002-FL1A1, Class D, 3.36%, 01/15/2010 144A	BBB	2,567,677	2,581,519
Ser. 2003-AR5, Class 1A2, 4.87%, 01/25/2033	AAA	860,921	875,244
Ser. 2003-AR5, Class 2A3, 5.23%, 01/25/2033	AAA	1,828,121	1,854,869
Ser. 2003-AR9, Class IA3, 4.92%, 03/25/2033	AAA	842,011	858,043
Ser. 2003-AR15, Class 2A2, 4.89%, 06/25/2033	AAA	4,918,300	4,977,371
Ser. 2003-AR18, Class 2A4, 4.84%, 07/25/2033	AAA	1,986,421	2,008,838
Ser. 2003-AR20, Class A4, 4.71%, 08/25/2033	AAA	11,308,643	11,446,719
Ser. 2003-AR24, Class 2A4, 2.14%, 09/25/2033	AA	4,660,800	4,686,519
Ser. 2003-AR26, Class 9M1, 1.99%, 10/25/2033	AA	4,648,500	4,637,202
Ser. 2003-AR28, Class 6M1, 1.97%, 12/25/2033	AA	8,281,000	8,265,524
Ser. 2003-TF2A, Class F, 2.26%, 11/15/2014 144A (h)	NA	6,000,000	6,007,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-FL1, Class C, 2.46%, 01/11/2010 144A	A	$ 4,832,497	$ 4,838,662
DLJ Mortgage Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	AAA	5,280,000	5,281,371
FHLMC:
Ser. 1448, Class S, 15.40%, 01/15/2004	AAA	3,071,480	3,417,400
Ser. 1476, Class F, 2.66%, 02/15/2008	AAA	114,503	113,312
Ser. 1606, Class FC, 2.80%, 11/15/2008	AAA	621,836	615,775
Ser. 1607, Class 1607 FA, 2.46%, 10/15/2013	AAA	30,824	30,096
Ser. 1614, Class PB, 6.50%, 11/15/2023	AAA	15,497	15,559
Ser. 1625, Class FC, 2.81%, 12/15/2008	AAA	148,617	145,384
Ser. 2106, Class ZD, 6.00%, 12/15/2028 (h)	AAA	1,717,086	1,827,355
Ser. 2174, Class PM, 6.50%, 01/15/2028	AAA	592,785	603,250
Ser. 2395, Class FA, 1.76%, 06/15/2029	AAA	976,590	977,963
Ser. 2431, Class F, 1.66%, 03/15/2032	AAA	11,336	11,396
Ser. 2480, Class EH, 6.00%, 11/15/2031	AAA	5,774,289	5,940,818
Ser. 2541, Class LU, 4.00%, 12/15/2027	AAA	926,172	939,119
Ser. T-54, Class 3A, 7.00%, 02/25/2043	AAA	5,747,891	6,200,537
FNMA:
Ser. 1993-179, Class FB, 3.27%, 10/25/2023	AAA	441,915	435,857
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	AAA	1,737,611	1,905,291
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017 (h)	AAA	446,984	476,555
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	AAA	2,947,297	3,219,921
GMAC Commercial Mortgage Asset Corp., Ser. 2003-SNFA, Class A, 1.92%, 12/17/2003 144A (h)	NA	9,973,663	9,982,235
GMAC Mortgage Corp. Loan Trust:
Ser. 1999-J1, Class B3, 6.75%, 08/25/2029	NA	982,652	982,079
Ser. 2002-J2, Class M2, 6.25%, 05/25/2032	NA	245,061	250,785
GS Mortgage Securities Corp.:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	NA	10,405,785	11,324,028
Ser. 2003, Class F, 2.05%, 11/15/2015 144A (h)	NA	4,000,000	4,001,562
Ser. 2003, Class GSFL6, 1.72%, 11/15/2015 144A (h)	NA	1,500,000	1,500,117
Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	AAA	3,501,610	3,535,056
Guardian Savings & Loan Association of California, 6.88%, 05/25/2020 (h)	NA	462,066	463,799
Housing Securities, Inc., Ser. 92-Sl, Class A2, 3.65%, 05/25/2016	NR	461,079	462,886
J.P. Morgan Chase Mortgage Securities Corp., Ser. 2002-FL1, Class C, 2.43%, 02/14/2014 144A	A	10,059,148	10,068,466
Lehman Brothers Comml. Mtge. Trust, Ser. 2002-LLFA, Class G, 2.16%, 06/14/2017 144A	A+	5,085,000	5,084,563
Mall of America Capital Company, LLC, Ser. 2000-1, Class C, 1.25%, 03/12/2010 144A	A	6,000,000	6,019,888
Master Adjustment Trust, Ser. UB69, Class 4A1, 6.22%, 01/30/2034 (h)	NA	15,000,000	15,548,438
Master Resecuritization Trust MTN, Ser. 2003-3, 4.25%, 01/30/2033 144A (h)	NA	5,113,211	4,990,175
Mellon Residential Funding Corp., Ser. 2000-TBC1, Class A-2C, 6.89%, 03/25/2030	AAA	365,325	366,345
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-A4, Class 4A, 5.49%, 06/25/2033	NA	$ 6,376,687	$ 6,476,236
Newcastle Investment Corp., 2.37%, 09/24/2038 (h)	NA	10,000,000	10,003,125
Option One Mortgage Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	AAA	368,624	368,515
Paine Webber Mortgage Acceptance Corp.:
Ser. 1996-M1, Class E, 7.66%, 01/02/2012 144A	NA	2,250,000	2,507,832
Ser. 1999-4, Class 2B2, 6.29%, 01/28/2009 144A	NA	22,736	23,238
Ser. 1999-4, Class 2B3, 6.29%, 01/28/2009 144A	NA	14,428	14,692
PNC Mortgage Securities Corp., Ser. 1991-1, Class CB3, 6.78%, 03/25/2029	NA	3,920,874	3,999,013
Preferred Term Securities, Ltd., Class A2, 2.00%, 09/24/2033 144A (h)	AAA	10,000,000	10,003,125
Residential Accredit Loans, Inc.:
Ser. 1997, Class A9, 7.25%, 06/25/2027	AAA	8,447	8,443
Ser. 2002, Class A7A, 1.54%, 09/25/2017	Aa1	833,613	832,139
Residential Funding Mortgage Securities, Inc.:
Ser. 1993-S23, Class A11, 2.27%, 06/25/2008	AAA	406,228	405,847
Ser. 2002-S12, Class A4, 6.25%, 09/25/2032	AAA	1,629,634	1,647,604
Ser. 2002-S19, Class 2, 6.00%, 12/25/2032	AAA	3,147,522	3,194,829
Residential Funding Securities Corp., Ser. 2001-RM, Class A, 6.18%, 12/25/2029	AAA	1,657,619	1,657,782
Sawgrass Mills Trust, Ser. 200-11SGM, Class E, 6.71%, 07/11/2011 144A	BBB	5,000,000	5,371,994
Structured Asset Mortgage Investments, Inc., Ser. 2003-AR2, Class B1, 2.12%, 12/19/2033	Aa2	3,000,000	3,001,697
Structured Asset Securities Corp.:
Ser. 1998 ALS1, Class B4, 6.90%, 01/25/2029	NA	441,970	443,493
Ser. 2002-8A, Class B1II, 3.54%, 05/25/2032	AA	11,673,000	12,055,860
Ser. 2002-17, Class B1, 6.07%, 09/25/2032 (h)	AA	1,778,464	1,826,921
Ser. 2002-19, Class A1, 4.20%, 10/25/2032	AAA	245,931	247,770
Ser. 2003- 1, Class 1A3, 5.25%, 02/25/2018	AAA	2,150,000	2,196,773
Ser. 2003- 8, Class 2A3, 6.71%, 04/25/2033	AAA	3,195,443	3,239,771
Ser. 2003- 8, Class B1I, 2.12%, 04/25/2018	AA	579,231	586,361
Ser. 2003-14, Class 1A3, 5.50%, 05/25/2033	AAA	1,429,316	1,475,776
Ser. 2003-22A, Class B1, 5.19%, 06/25/2033	AA	12,958,546	13,178,712
Ser. 2003-34A, Class 3A1, 4.96%, 11/25/2033 (h)	AAA	4,959,875	5,041,822
Ser. 2003-34A, Class 6A, 5.15%, 11/25/2033 (h)	AAA	9,989,050	10,088,335
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033 (h)	AAA	12,204,602	12,298,742
Washington Mutual Mortgage Securities Corp.:
Ser. 2001-8, Class CB2, 6.71%, 08/25/2031	NA	4,592,277	4,644,140
Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	NA	1,928,285	1,977,806
Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	AAA	4,588,176	4,643,618
Washington Mutual, Inc., Ser 2002-S1, Class 3B3, 6.00%, 01/25/2017	NA	451,811	458,584
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Wells Fargo, Ser. 2003-B, Class B1, 5.21%, 02/25/2033	NA	$ 1,140,629	$ 1,163,917
Wells Fargo Mortgage Backed Securities Trust, Ser. 2002-D, Class 1A6, 5.73%, 08/25/2032	AAA	649,550	660,739
Total Collateralized Mortgage Obligations			333,054,939
CORPORATE BONDS 1.2%
FINANCIALS 1.2%
Consumer Finance 1.2%
GMAC, 3.03%, 05/19/2005	BBB	4,300,000	4,370,554
MORTGAGE-BACKED SECURITIES 7.5%
FHLMC, 5.64%, 06/01/2033	AAA	1,026,768	1,062,077
FNMA:
4.18%, 03/01/2035 (h)	AAA	2,616,704	2,689,481
5.26%, 01/01/2018	AAA	14,303	14,999
7.00%, 10/01/2031-10/01/2033 (h)	AAA	11,578,616	12,346,013
7.50%, 01/01/2031-08/01/2033 (h)	AAA	10,180,587	10,956,297
8.00%, 12/01/2008	AAA	26,424	28,145
10.00%, 05/01/2030-02/01/2031	AAA	371,749	419,433
GNMA:
4.375%, 01/20/2019	AAA	452,486	469,029
7.50%, 03/15/2007-04/15/2007	AAA	216,739	231,185
Total Mortgage-Backed Securities			28,216,659

		Shares	Value

SHORT-TERM INVESTMENTS 5.3%
MUTUAL FUND SHARES 5.3%
Evergreen Institutional Money Market Fund (o)		19,859,210	19,859,210
Total Investments (cost $387,264,397) 103.3%			387,410,909
Other Assets and Liabilities (3.3%)			(12,450,984)
Net Assets 100.0%			$ 374,959,925

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 387,264,397
Net unrealized gains on securities	146,512

Market value of securities	387,410,909
Principal paydown receivable	341,542
Receivable for Fund shares sold	2,671,979
Interest receivable	1,458,707
Prepaid expenses and other assets	103,317

Total assets	391,986,454

Liabilities
Dividends payable	290,964
Payable for securities purchased	15,643,085
Payable for Fund shares redeemed	1,002,927
Advisory fee payable	9,248
Distribution Plan expenses payable	9,437
Due to other parties	2,055
Accrued expenses and other liabilities	68,813

Total liabilities	17,026,529

Net assets	$ 374,959,925

Net assets represented by
Paid-in capital	$ 375,552,537
Overdistributed net investment income	(79,238)
Accumulated net realized losses on securities	(659,886)
Net unrealized gains on securities	146,512

Total net assets	$ 374,959,925

Net assets consists of
Class A	$ 121,315,153
Class B	11,577,381
Class C	126,219,438
Class I	115,847,953

Total net assets	$ 374,959,925

Shares outstanding
Class A	12,090,535
Class B	1,153,816
Class C	12,579,270
Class I	11,545,254

Net asset value per share
Class A	$ 10.03
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.37
Class B	$ 10.03
Class C	$ 10.03
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.13
Class I	$ 10.03

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003  (unaudited)

Investment income
Interest	$ 5,262,669

Expenses
Advisory fee	589,390
Distribution Plan expenses
Class A	115,025
Class B	36,427
Class C	399,698
Administrative services fee	130,975
Transfer agent fees	53,017
Trustees' fees and expenses	3,088
Printing and postage expenses	15,312
Custodian fees	33,969
Registration and filing fees	71,640
Professional fees	19,676
Other	7,769

Total expenses	1,475,986
Less: Expense reductions	(4,334)
Fee waivers	(150,652)

Net expenses	1,321,000

Net investment income	3,941,669

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(659,765)
Net change in unrealized gains or losses on securities	125,014

Net realized losses on securities	(534,751)

Net increase in net assets resulting from operations	$ 3,406,918

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003		Year Ended
	(unaudited)		June 30, 2003 (a)

Operations
Net investment income		$ 3,941,669		$ 33,737
Net realized losses on securities		(659,765)		0
Net change in unrealized gains or losses on securities		125,014		21,498

Net increase in net assets resulting from operations		3,406,918		55,235

Distributions to shareholders from
Net investment income
Class A		(1,212,797)		(14,195)
Class B		(90,157)		(4,572)
Class C		(983,656)		(14,983)
Class I		(1,730,272)		(4,133)

Total distributions to shareholders		(4,016,882)		(37,883)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	13,924,546	139,950,289	1,777,036	17,861,705
Class B	1,115,905	11,217,224	319,703	3,203,819
Class C	12,322,609	123,849,633	1,854,157	18,632,443
Class I	15,318,028	153,920,199	233,029	2,337,169

		428,937,345		42,035,136

Net asset value of shares issued in reinvestment of distributions
Class A	88,140	885,363	977	9,816
Class B	6,394	64,225	48	479
Class C	73,332	736,578	1,092	10,974
Class I	144,544	1,452,199	142	1,426

		3,138,365		22,695

Automatic conversion of Class B shares to Class A shares
Class A	1,742	17,516	0	0
Class B	(1,742)	(17,516)	0	0

		(0)		0

Payment for shares redeemed
Class A	(3,701,906)	(37,200,272)	0	0
Class B	(286,492)	(2,879,098)	0	0
Class C	(1,589,690)	(15,975,974)	(82,230)	(826,428)
Class I	(4,150,489)	(41,699,232)	0	0

		(97,754,576)		(826,428)

Net increase in net assets resulting from capital share transactions		334,321,134		41,231,403

Total increase in net assets		333,711,170		41,248,755
Net assets
Beginning of period		$ 41,248,755		$ 0

End of period		$ 374,959,925		$ 41,248,755

Overdistributed net investment income		$ (79,238)		$ (4,025)

(a) For the period from May 29, 2003 (commencement of operations), to June 30, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Ultra Short Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2003, EIMC waived its fee in the amount of $150,652, which represents 0.12% of the Fund's average daily net assets on an annualized basis. Total amounts subject to recoupment as of December 31, 2003 were $192,978.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets of Class A shares, and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 77,528,859	$ 341,852,309	$ 27,090,216	$ 15,366,407

On December 31, 2003, the aggregate cost of securities for federal income tax purposes was $387,264,397. The gross unrealized appreciation and depreciation on securities based on tax cost was $913,819 and $767,307, respectively, with a net unrealized appreciation of $146,512.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2003, the Fund incurred and elected to defer post-October losses of $121.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $248.2 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of December 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

568639   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: February 28, 2004